INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure
INCOME TAXES

The components of the income tax provision for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Current income tax provision:
Federal	$5,215	$2,865	$800
State	153	5	5
Total current income tax provision	5,368	2,870	805

Deferred income tax provision (benefit):
Federal	(444)	(766)	1,183
Total deferred income tax provision (benefit)	(444)	(766)	1,183
Total income tax provision	$4,924	$2,104	$1,988

A reconciliation of the anticipated income tax provision, based on the statutory tax rate of 34.0%, to the income tax provision as reported in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2016	2015	2014
	(Dollars in Thousands)
Income tax provision at statutory tax rate	$5,519	$2,194	$2,176
Increase (decrease) resulting from:
Bank-owned life insurance	(194)	(210)	(197)
Tax-exempt income	(195)	(52)	(84)
Compensation and employee benefit plans	164	183	134
Nondeductible expenses	9	9	7
Expired capital loss carryforward	—	278	—
Tax credit	(56)	(56)	(56)
Change in valuation allowance	—	(300)	(49)
State taxes, net of federal tax benefit	101	3	3
Other	(424)	55	54
Total income tax provision	$4,924	$2,104	$1,988

Effective tax rate	30.3%	32.6%	31.1%

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2016	2015
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$4,213	$3,571
Unrealized losses on available for sale securities	598	466
Depreciation of premises and equipment	2,850	2,795
Impairment - long lived asset	—	3
Deferred compensation	5,156	5,423
Employee benefit plans	466	414
Capital loss carry-forward	8	8
Interest receivable on nonaccrual loans	89	93
Deferred other real estate owned write-downs	32	15
Net unrealized loss on derivative instruments	—	17
Acquisition fair value adjustments	484	515
Other	306	136
Total deferred tax assets	14,202	13,456

Deferred tax liabilities:
Unrealized gains on available for sale securities	247	368
Goodwill and other intangibles	2,632	2,753
Deferred loan costs	1,350	1,050
Mortgage servicing asset	309	324
Merger expenses and purchase adjustments	6	—
Total deferred tax liabilities	4,544	4,495
Deferred tax asset, net	$9,658	$8,961

Retained earnings at December 31, 2016 and 2015 includes a contingency reserve for loan losses of $4.7 million, which represents the tax reserve balance existing at December 31, 1987, and is maintained in accordance with provisions of the Internal Revenue Code applicable to savings banks.  Amounts transferred to the reserve have been claimed as deductions from taxable income, and, if the reserve is used for purposes other than to absorb losses on loans, a federal income tax liability could be incurred.  It is not anticipated the Company will incur a federal income tax liability relating to this reserve balance, and accordingly, deferred income taxes of approximately $1.6 million at December 31, 2016 and 2015 have not been recognized.

Financial service companies doing business in Connecticut are permitted to establish a “passive investment company” (“PIC”) to hold and manage loans secured by real property.  PICs are exempt from Connecticut corporation business tax, and dividends received by the financial services companies from PICs are not taxable.  In January 1999, the Bank established a PIC, as a wholly-owned subsidiary, and in June 2000, transferred a portion of its residential and commercial mortgage loan portfolios from the Bank to the PIC.  A substantial portion of the Company’s interest income is now derived from the PIC, an entity whose net income is exempt from State of Connecticut taxes, and accordingly, state income taxes are minimal.  The Bank’s ability to continue to realize the tax benefits of the PIC is subject to the PIC continuing to comply with all statutory requirements related to the operations of the PIC. Accordingly, no Connecticut related deferred tax assets or liabilities have been recorded.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are expected to be deductible, management believes its deferred tax asset is more likely than not realizable.

With limited exception, the Company is no longer subject to United States federal, state and local income tax examinations by the tax authorities for the years prior to 2013.